Investment in Equity Investees - Summarized statements of operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summarized Statements of Operations
Revenue	$ 548,512,000	$ 630,201,000	$ 837,999,000
Interest income	49,877,000	40,080,000	36,145,000
Profit before taxation	498,691,000	(1,107,000)	58,308,000
Income tax expense (note (a))	(63,610,000)	(7,192,000)	(4,509,000)
Net income (note(b))	457,732,000	38,170,000	101,094,000
SHPL
Summarized Statements of Operations
Revenue	422,902,000	393,525,000	385,483,000
Gross profit	310,272,000	286,524,000	284,361,000
Interest income	816,000	768,000	754,000
Profit before taxation	116,535,000	109,586,000	112,488,000
Income tax expense (note (a))	(18,733,000)	(15,880,000)	(17,636,000)
Net income (note(b))	$ 97,802,000	$ 93,706,000	$ 94,852,000
Preferential income tax rate (as a percent)	15.00%	15.00%	15.00%
Unrealized profits eliminated	$ 624,000	$ 384,000	$ 131,000